FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Current assets	$ 14,885	$ 18,294
Non-current assets	67,500	70,956
Total assets	82,385	89,250
Liabilities
Current liabilities	14,355	16,677
Non-current liabilities	49,498	54,144
Total liabilities	63,853	70,821
Interest of others in operating subsidiaries	12,216	12,835
Preferred securities	740	1,490
Unitholder equity	5,576	4,104
USD
Assets
Current assets	5,199	7,452
Non-current assets	28,051	32,465
Total assets	33,250	39,917
Liabilities
Current liabilities	5,025	6,696
Non-current liabilities	25,692	32,102
Total liabilities	30,717	38,798
Interest of others in operating subsidiaries	1,766	1,862
Preferred securities	740	1,490
Unitholder equity	27	(2,233)
AUD
Assets
Current assets	1,193	1,336
Non-current assets	11,595	11,257
Total assets	12,788	12,593
Liabilities
Current liabilities	1,832	1,821
Non-current liabilities	8,560	7,759
Total liabilities	10,392	9,580
Interest of others in operating subsidiaries	1,464	1,649
Preferred securities	0	0
Unitholder equity	932	1,364
GBP
Assets
Current assets	2,411	2,888
Non-current assets	2,920	2,584
Total assets	5,331	5,472
Liabilities
Current liabilities	2,818	3,505
Non-current liabilities	1,223	941
Total liabilities	4,041	4,446
Interest of others in operating subsidiaries	946	773
Preferred securities	0	0
Unitholder equity	344	253
CAD
Assets
Current assets	1,308	1,314
Non-current assets	5,623	6,117
Total assets	6,931	7,431
Liabilities
Current liabilities	925	1,038
Non-current liabilities	2,845	3,136
Total liabilities	3,770	4,174
Interest of others in operating subsidiaries	1,698	1,781
Preferred securities	0	0
Unitholder equity	1,463	1,476
EUR
Assets
Current assets	1,790	2,126
Non-current assets	8,904	9,177
Total assets	10,694	11,303
Liabilities
Current liabilities	1,468	1,497
Non-current liabilities	5,568	5,802
Total liabilities	7,036	7,299
Interest of others in operating subsidiaries	2,515	2,684
Preferred securities	0	0
Unitholder equity	1,143	1,320
BRL
Assets
Current assets	1,698	1,411
Non-current assets	7,149	5,882
Total assets	8,847	7,293
Liabilities
Current liabilities	1,406	1,220
Non-current liabilities	5,040	3,807
Total liabilities	6,446	5,027
Interest of others in operating subsidiaries	1,644	1,568
Preferred securities	0	0
Unitholder equity	757	698
INR
Assets
Current assets	366	529
Non-current assets	992	982
Total assets	1,358	1,511
Liabilities
Current liabilities	415	358
Non-current liabilities	439	356
Total liabilities	854	714
Interest of others in operating subsidiaries	316	422
Preferred securities	0	0
Unitholder equity	188	375
Other
Assets
Current assets	920	1,238
Non-current assets	2,266	2,492
Total assets	3,186	3,730
Liabilities
Current liabilities	466	542
Non-current liabilities	131	241
Total liabilities	597	783
Interest of others in operating subsidiaries	1,867	2,096
Preferred securities	0	0
Unitholder equity	$ 722	$ 851